Business developments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of significant registered shareholders
Significant shareholders registered in the share register
	2019			2018
end of	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	343	14	13.43	388	16	15.19
Nortrust Nominees Ltd. [2]	163	7	6.37	149	6	5.84
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.